Income tax - Effect of the tax holiday (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Income tax
Effect of tax holiday | ¥	¥ 64,321		¥ 39,445	¥ 44,557
Net income per ordinary share-Basic	¥ 0.15		¥ 0.1	¥ 0.11
Net income per ordinary share-Diluted	¥ 0.15		¥ 0.09	¥ 0.11
Income tax paid	¥ 673,712	$ 96,340	¥ 446,513	¥ 170,242